Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

15.      Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended December 31,
(in thousands)	2012	2011	2010
Current - State	$471	$385	$291
Deferred	(3,040)	(8,728)	1,401
	$(2,569)	$(8,343)	$1,692

Reconciliations between the Company’s effective income tax rate and the U.S. statutory rate follow:

	Year Ended December 31,
	2012	2011	2010
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(2.9)	(3.4)	(4.0)
Valuation allowance	29.3	5.8	42.2
Permanent items	0.8	2.3	1.0
Deferred item adjustments	0.9	2.7	2.0
Effective income tax rate	(6.9)%	(27.6)%	6.2%

The components of the Company’s overall deferred tax assets and liabilities at December 31 are as follows:

(in thousands)	2012	2011
Deferred tax assets
Accounts receivable	$790	$753
Accrued compensation and pension	11,170	8,593
Inventories	999	494
Other assets	1,015	2,263
Unrealized loss on cash flow hedge	—	1,868
Unrealized loss on pension	4,522	4,464
Net operating loss carryforwards	72,317	62,577
Deferred tax assets	90,813	81,012
Valuation allowance	(25,800)	(15,052)
Total deferred tax assets	65,013	65,960

Deferred tax liabilities
Accelerated depreciation and amortization	(129,590)	(128,503)
Prepaid assets	(849)	(786)
Total deferred tax liabilities	(130,439)	(129,289)

Net deferred tax liabilities	$(65,426)	$(63,329)

At December 31, 2012, the Company had available unused federal net operating loss carryforwards of approximately $184.3 million. The net operating loss carryforwards will expire at various dates from 2019 through 2033.

We evaluate the recoverability of our deferred tax assets by scheduling the expected reversals of deferred tax assets and liabilities in order to determine whether net operating loss carry forwards are recoverable prior to expiration. During 2010, we determined that it was no longer more likely than not that all of our net operating loss carry forwards will be recovered prior to their expiration based on the expected reversals of these deferred tax assets and liabilities, future earnings, or other assumptions. Accordingly, we established a valuation allowance of $12.0 million during 2010 to recognize this uncertainty. The 2011 acquisitions of the stock of Emergent Group and the stock of a surgical laser equipment service provider resulted in the recording of larger deferred tax liabilities than deferred tax assets on the opening balance sheets for each acquisition.  This was due to deferred tax liabilities that were recorded for intangible and fixed assets.  Together, each of these discrete events, at the date of acquisition, had the effect of reducing our valuation allowance by approximately $9.0 million, although this amount was offset by approximately $12.0 million of additional valuation allowance resulting from year-to-date losses. Our January 3, 2012 acquisition resulted in the recording of deferred tax liabilities on the opening balance sheet due to higher book than tax basis for fixed assets and amortizable intangible assets.   This discrete event had the one-time effect of reducing our valuation allowance by approximately $3.4 million on that date, though this amount was offset by approximately $14.1 million of additional valuation allowance resulting from year-to-date losses. In future reporting periods, we will continue to assess the likelihood that deferred tax assets will be realizable.

Under the Code, certain corporate stock transactions into which the Company has entered or may enter in the future could limit the amount of net operating loss carryforwards which may be utilized on an annual basis to offset taxable income in future periods.

ASC Topic 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Our evaluation was performed for the tax years ended December 31, 2012, 2011 and 2010, which are the tax years that remain subject to examination by major tax jurisdictions as of December 31, 2012.

A reconciliation of the beginning and ending amount of unrecognized tax benefit for the years ended December 31, 2012, 2011 and 2010:

(in thousands)
Unrecognized tax benefits balance at January 1, 2010	$2,100
Gross increases for tax positions in 2010	—
Unrecognized tax benefits balance at December 31, 2010	2,100
Gross increases for tax positions in 2011	1,653
Unrecognized tax benefits balance at December 31, 2011	3,753
Gross increases for tax positions in 2012	45
Unrecognized tax benefits balance at December 31, 2012	$3,798

Included in the unrecognized tax benefits as of December 31, 2012 are $3.1 million of tax benefits that, if recognized, would decrease the effective tax rate. The current year decrease was related to the expiration of applicable statute of limitations. The effect of current year decrease was offset by an increase to the valuation allowance.